ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS	6 Months Ended
Dec. 31, 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

NOTE 16. ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS

In May and June 2020, the Company consummated two offerings. In connection with the offering, the Company issued to the investors warrants to purchase an aggregate of 911,112 (50,617 shares post 2024 Reverse Split) Class A Ordinary Shares at an exercise price of $2.25 ($40.50 post 2024 Reverse Split) per Class A Ordinary Share, which was amended to $1.25 ($22.50 post 2024 Reverse Split) per Class A Ordinary Shares on the second offering on June 30, 2020. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on May 26, 2020 and expire on November 25, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,689,389. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.40%), (2) expected warrant life of 5.5 years, (3) expected volatility of 99.50%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised and all the underlying shares were issued.

In June 2020, the Company issued to the investors warrants to purchase an aggregate of 1,680,000 (93,333 shares post 2024 Reverse Split) Class A Ordinary Shares at an exercise price of $1.25 ($22.50 post 2024 Reverse Split) per Class A Ordinary Share. These warrants are exercisable at any time, and from time to time, in whole or in part, commencing on June 30, 2020 and expire on December 30, 2025. The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $1,639,333. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.35%), (2) expected warrant life of 5.5 years, (3) expected volatility of 104.26%, and (4) expected dividend yield of 0. As of June 30, 2021, all warrants were exercised.

In June 2021, the Company issued to some institutional investors warrants to purchase an aggregate of up to 8,814,102 (489,673 shares post 2024 Reverse Split) Class A Ordinary Shares. (the “Warrant 2021”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $34,860,000. During the year ended June 30, 2023, the exercise price of warrants to purchase an aggregate of up to 7,950,769 (441,710 shares post 2024 Reverse Split) Class A Ordinary Shares was adjusted to $0.80 ($14.40 post 2024 Reverse Split), and the exercise price of the remaining warrants to purchase an aggregate of up to 863,333 (47,963 shares post 2024 Reverse Split) Class A Ordinary Shares remained at $6.24 ($112.32 post 2024 Reverse Split).

On December 14, 2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 7,950,769 (441,710 warrants post 2024 Reverse Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant was $0.25 ($4.50 post 2024 Reverse Split). As of December 31,2023, The Company still holds the investor 863,333 (47,963 warrants post 2024 Reverse Split) warrants. As of June 30, 2023 and December 31, 2023, the fair value of the warrant liability of the Warrant 2021 was $1,930,000 and $140,000 (¥993,986). During the six months ended December 31, 2022 and 2023, there was change in fair value of warrant liability in an aggregate amount of $2,880,000 and $197,692, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	December 31,	June 30,
Input	2023	2023
Number of warrants*	47,963	47,963	441,710
Share price*	$0.23	$0.34	0.34
Risk-free interest rate	4.02%	4.41%	4.41%
Volatility	119%	127%	127%
Exercise price*	$112.32	$112.32	14.40
Warrant life	2.96 years	3.47 years	3.47 years

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

On March 15, 2023, the Company issued to some institutional investors warrants to purchase an aggregate of up to 10,002,500 (555,694 shares post 2024 Reverse Split) Class A Ordinary Shares. (the “Warrant 2023”) The warrants are subject to deemed-liquidation redemption features and are therefore classified as a liability in accordance with FASB ASC 480. Warrant liability is classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The warrant liability is re-valued at each reporting period with the change in fair value recorded through earnings. The Company established the initial fair value of the warrants at $2,750,000.

On December 14,2023, the Company entered into a Warrant Purchase Agreement with certain accredited investors pursuant to which the Company agreed to buy back an aggregate of 10,002,500 (555,694 warrants post 2024 Reverse Split) warrants from the investors, and the investors agreed to sell the Warrants back to the Company. The purchase price for each Warrant is $0.25 ($4.50 post 2024 Reverse Split). On December,14, 2023, Company bought back all warrants 2023 from the investors. As of June 30, 2023 and December 31, 2023, the fair value of the warrant liability of the Warrant 2023 was $2,430,000 and $nil. During the six months ended December 31, 2022 and 2023, there was change in fair value of warrant liability in an aggregate amount of $nil and $70,625, respectively.

The key inputs into the Black-Scholes model were as follows at their measurement dates:

	December 31,	June 30,
Input	2023	2023
Number of warrants*	—	555,694
Share price*	$—	$0.34
Risk-free interest rate	—%	3.59%
Volatility	—%	110%
Exercise price*	$—	$14.40
Warrant life	—	5.22 years

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2023, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$4,360,000	$—	$—	$4,360,000

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability - non-current	$140,000	$—	$—	$140,000

The following table summarizes the Company’s Warrants activities and status of Warrants as of December 31, 2023:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2022	489,673	$112.32	4.46
Issued	555,694	14.40	5.50
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2023	1,045,367	$18.90	4.40
Issued	—	—	—
Redeemed	(997,404)	14.40	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of December 31, 2023	47,963	$112.32	2.96

* Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

December 31,
Description	2023
Warrant liability -current *	$1,200,000

* On December 14, 2023, company bought back an aggregate of 17,953,269 (997,404 warrants post 2024 Reverse Split) warrants from the Sellers. Warrant Purchase Agreement stipulated that “The Company has agreed that if the Company repurchases any other warrants prior to June 14, 2024 at a higher purchase price per Warrant than the purchase price per Warrant stated in the Warrant Purchase Agreement, then the Company shall pay Sellers the difference between the purchase prices per Warrant. Similarly, if the Company enters into or announces any Fundamental Transactions as defined in the Warrants, and the Black-Scholes Value is a purchase price per Warrant that is higher than the purchase price per Warrant stated in the Warrant Purchase Agreement, then the Company shall pay Sellers the difference between the Black-Scholes Value purchase price per Warrant and the stated purchase price per Warrant in the Warrant Purchase Agreement”. The Company accrued an estimated liability of $1,200,000 based on the potential for future significant transaction compensation in contracts to repurchase investor warrants during the six months ended December 31, 2023.